INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Summary of current and deferred components of the income tax expense

The current and deferred components of the income tax expense appearing in the consolidated statement of operations were as follows:

13. INCOME TAXES - continued

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Current tax expenses	(1)	(1,906)	(8,744)
Deferred tax (expenses)/benefits	(40,948)	17,611	(1,913)
	(40,949)	15,705	(10,657)

Summary of principle components of deferred tax assets and deferred taxes liability

The principle components of deferred tax assets were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax assets:
Deductible temporary difference related to advertising expenses	778,837	764,166
Net operating loss carrying forwards	584,693	641,220
Transfer of intangible assets	1,340	1,171
Accrued liabilities	1,876	1,876
Total deferred tax assets	1,366,746	1,408,433
Less: valuation allowance	(1,351,067)	(1,397,121)
Deferred tax assets, net	15,679	11,312

The principle components of deferred tax liabilities were as follows:

	As of December 31,
	2022	2023
	RMB	RMB
Deferred tax liabilities:
Building and land use right	69,307	67,507
Intangible assets	4,719	4,045
Unrecognized gains of investments	481	415
Total deferred tax liabilities	74,507	71,967

Summary of movements of valuation allowance

The movements of valuation allowance for the years end December 31, 2021, 2022 and 2023 were as follows:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at beginning of the period	573,565	1,332,885	1,351,067
Acquisitions	—	6,668	—
Additions	759,320	11,514	46,054
Reversal	—	—	—
Balance at end of the period	1,332,885	1,351,067	1,397,121

Sumamry of reconciliation of effective tax rate and statutory income tax rate

The reconciliation of the effective tax rate and the statutory income tax rate applicable to operations was as follow:

	Year ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
(Loss)/income before provision for income tax and share of results of equity investees	(3,062,214)	(2,533)	12,524
Income tax benefits/(expense) computed at an applicable tax rate of 25%	765,554	633	(3,131)
Effect of permanent differences	(8,186)	(1,423)	(27,346)
Effect of research and development super-deduction	89,287	36,263	44,935
Effect of preferential tax rate	(129,026)	581	17,480
Effect on tax rates in different tax jurisdictions	742	(8,835)	3,459
Change in valuation allowance	(759,320)	(11,514)	(46,054)
	(40,949)	15,705	(10,657)